CONDENSED INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
CURRENT ASSETS
Cash and cash equivalents	$ 9,419	$ 3,137
Restricted bank deposits	1,462	815
Trade receivable, net	13,574	12,427
Other accounts receivable and prepaid expenses	874	876
Inventories, net (Note 3)	3,567	2,404
Patents	5,283	5,283
Total current assets	34,179	24,942
LONG-TERM ASSETS
Severance pay funds	404	531
Deferred tax long term	204	204
Property and equipment, net	1,628	1,371
Other Intangible assets, net (Note 4)	5,856	6,270
Goodwill	7,026	7,026
Total non-current assets	15,118	15,402
TOTAL ASSETS	49,297	40,344
CURRENT LIABILITIES
Trade payables	1,872	2,860
Employees and payroll accruals	2,558	2,627
Related parties	359	1,749
Accrued expenses and other liabilities	2,642	4,393
Deferred revenue	329	766
Short-term loan and others	1,909	7,204
Total current liabilities	9,669	19,598
LONG-TERM LIABILITIES
Long-term loan	28,536	14,952
Deferred revenue	49	49
Deferred tax liability	170	170
Accrued severance pay	520	656
Total non-current liabilities	29,275	15,827
SHAREHOLDERS' EQUITY:
Ordinary shares	1,862	1,397
Additional paid-in capital	96,089	88,853
Accumulated deficit	(87,598)	(85,331)
Total shareholders' equity	10,353	4,919
Total liabilities and shareholders' equity	$ 49,297	$ 40,344